Commitments and Contingencies (Details Narrative)		1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Jun. 21, 2013 USD ($)	Sep. 30, 2021 USD ($)	Dec. 08, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2021 USD ($)	Feb. 18, 2021 USD ($)	Dec. 31, 2019 USD ($)	Nov. 26, 2019 USD ($)	Nov. 26, 2019 GBP (£)	Jul. 19, 2019 USD ($)	May 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Commitments and contingencies, Description					Total royalty expenses included in our Consolidated Statements of Operations and Comprehensive Income for the three and nine months ended September 30, 2020 were $9.0 thousand and $68.0 thousand, respectively. There were no royalty expenses recorded for the three and nine months ended September 30, 2021.		Total royalty expenses included in our Consolidated Statement of Operations and Comprehensive Income for the years ended December 31, 2020 and 2019 were $0.0 million and $3.4 million, respectively
Deposits held by credit card processors					$ 600,000		$ 1,200,000
Construction Payable					400,000		400,000	$ 60,000	$ 100,000
Bankruptcy Court amount				$ 8,300,000	$ 220,000
Deferred revenue (in Pounds)							15,800,000			$ 46,500,000
Payment for administrative fees	$ 390,600					$ 390,600
Property investment	363,000					$ 363,000
Contribution of property	$ 924,000
Late payment interest (in Pounds) | £		£ 392,761.70	£ 461,459.70
Late payment interest and statutory (in Pounds) | £		£ 68,698
Credit card processors							1,100,000			$ 5,000,000.0
Accounts payable credit														$ 100,000
Credit card							$ 8,300,000
Received from cash payment													$ 400,000
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Construction Payable								$ 60,000	$ 100,000
Mayflower Alliance LTD [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred revenue (in Pounds)											$ 30,000,000	£ 300,000